Deconsolidation - Additional Information (Detail)	1 Months Ended	6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended	1 Months Ended
	Mar. 26, 2013 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Mar. 26, 2013 Merlin Diamonds Ltd AUD	Mar. 12, 2013 Merlin Diamonds Ltd AUD	Jan. 18, 2013 Merlin Diamonds Ltd AUD	Jun. 30, 2013 Merlin Diamonds Ltd	Dec. 31, 2012 Merlin Diamonds Ltd
Effects of Deconsolidation of Subsidiaries [Line Items]
Percentage of equity interests held												0.28%	41.90%
Sale of stock held										35,000,000	24,000,000
Price per share										0.22	0.21
Proceeds from sale of ordinary shares		6,932,000	2,256,000	$ 2,340,000	2,256,000	53,000	155,648,000	162,579,000		7,700,000	5,040,000
Percentage of shares for Sale									19.90%	19.90%	16.90%
Gain on cash proceeds from the sale and the fair value of retained interest and net liabilities		(18,115,000)							9,194,000
Proceeds from sale of subsidiary	12,740,000	12,740,000						12,740,000
Fair value of retained interest	102,000
Net liabilities of MED at the date of consolidation	3,648,000